Interim Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, Authorized	1,500,000,000	90,000,000
Ordinary shares, Issued	553,486	100,931
Ordinary shares, outstanding	553,486	100,931